OMB APPROVAL
UNITED STATES	OMB Number: 3235-0582
SECURITIES AND EXCHANGE COMMISSION	Expires: March 31, 2006
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-1731

Source Capital, Inc.
(Exact name of registrant as specified in charter)

	11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA	90064
	(Address of principal executive offices)	(Zip code)

J. Richard Atwood, Treasurer

Source Capital, Inc.

11400 W. Olympic Blvd., Ste. 1200, Los Angeles, CA 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:	310-473-0225

Date of fiscal year end:	12/31/05

Date of reporting period:	6/30/05

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

Source Capital, Inc. Proxy Voting

Issuer	Ticker	CUSIP	Mtg Date	Matter	Issr or Shdr Proposal	Voted Y/N	How Voted	For or Against Mgmt
North Fork Bancorporation, Inc.	NFB	659424105	8/31/2004	1. To adopt the agreement and plan of merger, dated as of February 15, 2004, by and between North Fork Bancorporation, Inc. and Greenpoint Financial Corp.	Issuer	Y	For	For
Black Box Corporation	BBOX	091826107	8/10/2004	1. Election of Directors	Issuer	Y	For	For

2. Approval of an amendment to the 1992 company stock option plan to increase the number of shares authorized under the plan and to limit the number of shares with respect to options or rights that may be awarded to any one person in any given year

					Issuer	Y	For	For
				3. Approval of an amendment to the 1992 director stock option plan to increase the number of shares authorized under the plan	Issuer	Y	For	For
				4. Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm for the fiscal year ending for March 31, 2005	Issuer	Y	For	For
Kemet Corporation	KEM	488360108	7/21/2004	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of KPMG LLP as independent public accountants for the fiscal year ending March 31, 2005	Issuer	Y	For	For
				3. Approval of Kemet Corporation’s 2004 long-term equity incentive plan	Issuer	Y	For	For
Plantronics, Inc.	PLT	727493108	7/21/2004	1. Election of Directors	Issuer	Y	For	For
				2. To approve the amendment and restatement of the 2003 stock plan, which includes an increase of one million shares of common stock issuable thereunder	Issuer	Y	For	For
				3. To approve the amendment to the 2003 stock plan to allow a portion of the shares reserve to be used for awards of restricted stock, restricted stock units and capped stock appreciation rights	Issuer	Y	For	For
				4. To ratify the appointment of PricewaterhouseCoopers LLP as the independent accountants of the company for fiscal 2005	Issuer	Y	For	For

National Commerce Financial Corp.	NCF	63545P104	9/15/2004

1. To approve the agreement and plan of merger, dated as of May 7, 2004, by and between Suntrust Banks, Inc. and National Commerce Financial Corporation (“Merger Agreement”), as described in the joint proxy statement-prospectus and the merger agreement

					Issuer	Y	For	For
				2. To adjourn or postpone the NCF special meeting, if necessary, for the purpose of soliciting additional proxies	Issuer	Y	For	For
Scansource, Inc.	SCSC	806037107	12/2/2004	1. Election of Directors	Issuer	Y	For	For
				2. Approval to amend the company’s amended and restated articles of incorporation to increase the number of authorized shares of common stock of the company from 25,000,000 to 45,000,000 shares	Issuer	Y	For	For
				3.Ratification of the appointment of Ernst & Young LLP as independent auditors for the company for the fiscal year ending June 30, 2005	Issuer	Y	For	For
Advanced Fibre Communications, Inc.	AFCI	00754A105	11/30/2004

1. The adoption of the agreement and plan of merger, dated as of May 19, 2004, as amended and restated as of September 7, 2004, among Tellabs, Inc., Chardonnay Merger Corp, and Advanced Fibre Communications, Inc. A copy of the agreement is included as Annex A to the proxy statement/prospectus accompanying this proxy card and is summarized therein.

					Issuer	Y	For	For
Ocular Sciences, Inc.	OCLR	675744106	11/16/2004

1. Approve and adopt the agreement and plan of merger by and among The Cooper Companies, Inc., TCC Acquisition Corp., a wholly owned subsidiary of Cooper, and Ocular Sciences, Inc., and approve the merger of Ocular with and into TCC Acquisition, with TCC Acquisition surviving the merger as a wholly owned subsidiary of Cooper.

					Issuer	Y	For	For

Inveresk Research Group, Inc.	IRGI	461238107	10/20/2004

1. Adopt the agreement and plan of merger, dated as of June 30, 2004, as amended, by and among Charles River Laboratories International, Inc., Indigo Merger I Corp., Indigo Merger II LLC and the company, attached to the proxy statement as Appendix A, and approve the transaction contemplated by the agreement and plan of merger.

					Issuer	Y	For	For
				2. Approve the adjournment or postponement of the special meeting, if necessary, to solicit additional proxies in favor of the adoption of the merger agreement referred to in Item 1.	Issuer	Y	For	For
Landauer, Inc.	LDR	51476K103	2/3/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of PricewaterhouseCoopers LLP as auditors	Issuer	Y	For	For
				3. Approval of the Landauer, Inc. 2005 long-term incentive plan	Issuer	Y	For	For
Oshkosh Truck Corporation	OSK	688239201	2/1/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of an amendment to the restated articles of incorporation to increase the number of authorized shares of common stock and Class A common stock	Issuer	Y	For	For
Health Management Associates, Inc.	HMA	421933102	2/15/2005	1. Election of Directors	Issuer	Y	For	For
				2. Proposal to limit the number of options that may be granted to any individual without stockholder approval.	Shareholder	Y	Against	For
				3. Proposal to adopt a policy to limit the amount that the company may charge uninsured patients for health care services.	Shareholder	Y	Against	For
IDEX Corporation	IEX	45167R104	3/22/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of amendment to company’s restated certificate of incorporation to increase the number of authorized shares of common stock from 75,000,000 to 150,000,000.	Issuer	Y	For	For
				3. Approval of the company’s incentive award plan.	Issuer	Y	For	For
				4. Approval of Deloitte & Touche LLP as auditors of the company	Issuer	Y	For	For
Lincare Holdings, Inc.	LNCR	532791100	5/9/2005	1. Election of Directors	Issuer	Y	For	For

Heartland Express, Inc.	HTLD	422347104	5/12/2005	1. Election of Directors	Issuer	Y	For	For
Office Depot, Inc.	ODP	676220106	5/13/2005	1. Election of Directors	Issuer	Y	For	For
				2. To ratify audit committee’s appointment of Deloitte & Touche LLP as independent accountants for the term described in the proxy statement.	Issuer	Y	For	For

3. To consider a proposal from a shareholder recommending: (1) that the board amend the bylaws to provide that no corporate officer shall receive annual compensation in excess of the limits established by the Internal Revenue Code for deductibility of employee remuneration and certain other matters, all as more fully described in the proxy statement.

					Shareholder	Y	Against	For

4. To consider a proposal from a shareholder recommending that the board of dierctors amend the governance documents (certificate of incorporation or bylaws) of the company to provide that director nominees shall be elected by the affirmative vote of the majority of the votes cast at an annual meeting of shareholders.

					Shareholder	Y	Against	For
CDW Corporation	CDWC	12512N105	5/11/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the audit committee’s selection of Pricewaterhousecoopers LLP as the independent registered public acounting firm.	Issuer	Y	For	For

3. Reapprove the performance criteria under the CDW senior management incentive plan so that awards under the plan will continue to receive favorable tax treatment under section 162(M) of the Internal Revenue Code.

					Issuer	Y	For	For
Cal Dive International, Inc.	CDIS	127914109	5/10/2005	1. Election of Directors	Issuer	Y	For	For
				2. To amend the company’s 1997 amended and restated articles of incorporation and amended and restated by-laws concerning the Minnesota Business Combinations Act.	Issuer	Y	For	For
				3. To approve the 2005 amended and restated articles of incorporation.	Issuer	Y	For	For

				4. To approve the Cal Dive International, Inc. 2005 long term incentive plan.	Issuer	Y	For	For
O’Reilly Automotive, Inc.	ORLY	686091109	5/3/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
				3. Approval to amend and restate the 2003 employee stock option plan to the 2003 incentive plan.	Issuer	Y	For	For
				4. Approval to amend and restate the 2003 director stock option plan.	Issuer	Y	For	For
				5. Approval to amend the company’s amended and restated articles of incorporation.	Issuer	Y	For	For
Charles River Laboratories International, Inc.	CRL	159864107	5/9/2005	1. Election of Directors	Issuer	Y	For	For

2. Proposal to approve amendments to the company’s 2000 incentive plan to increase the number of shares of common stock available for issuance thereunder from 6,289,000 to 9,889,000 and to provide that shares related to cancelled awards be returned to the plan following such cancellation and be available for future grants.

					Issuer	Y	For	For
				3. Ratify the appointment of Pricewaterhousecoopers LLP as the company’s independent public auditors for the fiscal year ending December 31, 2005.	Issuer	Y	For	For
Sandisk Corporation	SNDK	80004C101	5/27/2005	1. Election of Directors	Issuer	Y	For	For
				2. To approve the implementation of the Sandisk Corporation 2005 stock incentive plan.	Issuer	Y	For	For

3. To approve the implementation of the Sandisk Corporation 2005 employee stock purchase plan and the Sandisk Corporation 2005 international employee stock purchase plan, which will share a common share reserve of the company’s common stock.

					Issuer	Y	For	For
				4. To ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the fiscal year ending January 1, 2006.	Issuer	Y	For	For

Brown & Brown, Inc.	BRO	115236101	4/21/2005	1. Election of Directors	Issuer	Y	For	For
				2. Amendment to stock performance plan.	Issuer	Y	For	For
Crane Co.	CR	224399105	4/25/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of Deloitte & Touche LLP as independent auditors for the company for 2005.	Issuer	Y	For	For
Cognex Corporation	CGNX	192422103	4/21/2005	1. Election of Directors	Issuer	Y	For	For
Carnival Corporation	CCL	143658300	4/13/2005	1. Election of Directors	Issuer	Y	For	For
				2. To approve the amended and restated Carnival Corporation 2001 outside director stock plan.	Issuer	Y	For	For
				3. To approve the Carnival plc 2005 employee share plan.	Issuer	Y	For	For
				4. To approve the Carnival plc 2005 employee stock purchase plan.	Issuer	Y	For	For

5. To re-appoint Pricewaterhousecoopers LLP as independent auditors for Carnival plc and to ratify the selection of Pricewaterhousecoopers LLP as independent registered certified public accountants for Carnival Corporation.

					Issuer	Y	For	For
				6. To authorize the audit committee of Carnival plc to agree the remuneration of the independent auditors.	Issuer	Y	For	For
				7. To receive the accounts and reports for Carnival plc for the financial year ended November 30, 2004.	Issuer	Y	For	For
				8. To approve the directors’ remuneration report of Carnival plc.	Issuer	Y	For	For
				9. To approve limits on the authority to allot shares by Carnival plc.	Issuer	Y	For	For
				10. To approve the disapplication of pre-emption rights for Carnival plc.	Issuer	Y	For	For
				11. To approve a general authority for Carnival plc to buy back Carnival plc ordinary shares in the open market.	Issuer	Y	For	For
Graco Inc.	GGG	384109104	4/22/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of appointment of Deloitte & Touche LLP as independent auditors.	Issuer	Y	For	For
Invitrogen Corporation	IVGN	46185R100	4/20/2005	1. Election of Directors	Issuer	Y	For	For

				2. Ratification of the appointment of Ernst & Young LLP as independent auditors of the company for fiscal year 2005.	Issuer	Y	For	For
Diebold, Incorporated	DBD	253651103	4/28/2005	1. Election of Directors	Issuer	Y	For	For
				2. To ratify the appointment of KPMG LLP as independent auditors for the year 2005.	Issuer	Y	For	For
				3. To vote upon the approval of the corporation’s annual cash bonus plan.	Issuer	Y	For	For
Engelhard Corporation	EC	292845104	5/5/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm.	Issuer	Y	For	For
North Fork Bancorporation, Inc.	NFB	659424105	5/3/2005	1. Election of Directors	Issuer	Y	For	For
				2. Amendment of certificate of incorporation to increase authorized shares of common stock from 500 million shares to 1 billion shares.	Issuer	Y	For	For
				3. Ratification of KPMG LLP as company’s independent auditor for fiscal year 2005.	Issuer	Y	For	For
Manpower Inc.	MAN	56418H100	4/26/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of increase in the number of shares authorized for issuance under the Manpower 1990 employee stock purchase plan.	Issuer	Y	For	For
				3. Approval of amendments to the 2003 equity incentive plan of Manpower Inc. to add performance-based equity incentive awards and to make related changes.	Issuer	Y	For	For
HNI Corporation	HNI	404251100	5/3/2005	1. Election of Directors	Issuer	Y	For	For
				2. Re-approval of the performance measures under the HNI Corporation executive bonus plan.	Issuer	Y	For	For
				3. Approval of the HNI Corporation long-term performance plan.	Issuer	Y	For	For
Bio-Rad Laboratories, Inc.	BIO	090572207	4/26/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratify the selection of Deloitte & Touche LLP to serve as the company’s independent auditors.	Issuer	Y	For	For

				3. Amend the amended and restated 1988 employee stock purchase plan to increase the number of shares authorized for sale thereunder by 500,000.	Issuer	Y	For	For
Noble Corporation	NE	G65422100	4/28/2005	1. Election of Directors	Issuer	Y	For	For
				2. Approval of adoption of special resolution of members to amend articles of association to increase director retirement age.	Issuer	Y	For	For
				3. Approval of the proposal regarding the amended and restated Noble Corporation 1992 nonqualified stock option plan for non-employee directors.	Issuer	Y	For	For
				4. Approval of the proposal to amend the Noble Corporation equity compensation plan for non-employee directors.	Issuer	Y	For	For
				5. Approval of the appointment of independent auditors for 2005.	Issuer	Y	For	For
Zebra Technologies Corporation	ZBRA	989207105	5/17/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratify Ernst & Young LLP as independent auditors.	Issuer	Y	For	For
The First American Corporation	FAF	318522307	5/18/2005	1. Election of Directors	Issuer	Y	For	For
Arthur J. Gallagher & Co.	AJG	363576109	5/17/2005	1. Election of Directors	Issuer	Y	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm of the company for 2005.	Issuer	Y	For	For
				3. Approval of the Arthur J. Gallagher & Co. senior management incentive plan.	Issuer	Y	For	For
				4. Approval of the Arthur J. Gallagher & Co. 2005 long-term incentive plan.	Issuer	Y	For	For
Renal Care Group, Inc.	RCI	759930100	6/8/2005	1. Election of Directors	Issuer	Y	For	For

2. Amend the Renal Care Group, Inc. amended and restated employee stock purchase plan, which is referred to as the employee stock purchase plan, to increase the number of shares available under the employee stock purchase plan.

					Issuer	Y	For	For
Carmax, Inc.	KMX	143130102	6/21/2005	1. Election of Directors	Issuer	Y	For	For

2. Ratification of the selection of KPMG LLP as independent auditors.	Issuer	Y	For	For
3. Approval of an amendment to the Carmax, Inc. amended and restated 2002 stock incentive plan.	Issuer	Y	For	For
4. Approval of an amendment to the Carmax, Inc. amended and restated 2002 non-employee directors stock incentive plan.	Issuer	Y	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Source Capital, Inc.

By (Signature and Title)*	/s/ J. Richard Atwood, Treasurer

Date	7/29/05

* Print the name and title of each signing officer under his or her signature.